SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator For Calculation Of Earnings Per Share [Abstract]
Interest earned on marketable securities held in Trust Account	$ 1,434			$ 5,231
Earnings Per Share [Abstract]
Net loss	(163,819)	$ (147,635)	$ (1,686)	(311,454)	$ (1,686)
Class A Common Stock Subject to Redemption
Numerator For Calculation Of Earnings Per Share [Abstract]
Income and franchise taxes	$ (1,434)			$ (5,231)
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	5,094,072			5,092,476	1,250,000
Basic and diluted net income / loss per share	$ 0.00			$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	2,463,428			2,387,287
Basic and diluted net income / loss per share	$ (0.07)			$ (0.13)
Earnings Per Share [Abstract]
Net loss	$ (163,819)			$ (311,454)
Non-Redeemable Net Loss	$ (163,819)			$ (311,454)